Accounts Payable and accured liabilities (Tables)	12 Months Ended
Nov. 30, 2023
Trade and other payables [abstract]
Accounts payable and accrued liabilities

	Note	2023	2022

Trade payables		$6,990	$12,886

Accrued liabilities and other payables		15,016	18,951

Salaries and benefits due to key management personnel	28	1,036	3,387

Employee salaries and benefits payable		3,053	1,298

Liability related to deferred stock unit plan	20(e)	39	589

Accrued interest payable on convertible unsecured senior notes and Loan Facility	17 and 18	840	1,108

TaiMed milestone (a)	13	1,497	2,846

		$28,471	$41,065